Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Other Disclosures
Summary of transactions with related parties, Excluding VAT

	Year ended or as of December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	76	68	68
Danish Legal Services	396	1,454	1,377
Consulting Services	71	188	202
Amounts owed to related parties	113	283	723
Amounts owed by related parties	—	—	—